Segment data - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Disclosure [Line Items]
Total assets	¥ 41,437,473	¥ 35,483,317	¥ 30,650,965
Unallocated corporate assets
Segment Reporting Disclosure [Line Items]
Total assets	¥ 7,659,617	¥ 5,599,970	¥ 4,749,259